Loss Per Share - Schedule of Computation of Potentially Anti-Dilutive Securities (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	99,267,557	1,910,740,318	1,869,267,938
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share		1,667,342,650	1,662,179,444
Convertible Redeemable Class B Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share		90,491,694	90,491,694
Share Options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share	99,267,557	152,905,974	116,596,800